LONG-TERM DEBT (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended	6 Months Ended
	Mar. 31, 2012	Jun. 30, 2014	Dec. 03, 2013	Feb. 04, 2013 Facility Agreement [Member]	Dec. 03, 2013 Facility Agreement [Member]	Dec. 03, 2013 Royalty Agreement [Member]	Feb. 04, 2013 Royalty Agreement [Member]	Feb. 04, 2013 Deerfield Facility Agreement [Member]	Dec. 03, 2013 Broadfin Facility Agreement [Member]	Jun. 30, 2014 Eclat Pharmaceuticals [Member]	Jun. 30, 2014 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]	Jun. 30, 2014 American Depository Shares [Member]
Percentage Of Earn Out Payment	20.00%									20.00%
Secured Debt											$ 12
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												3,300,000
Fair Value Inputs, Discount Rate		20.00%				20.00%	20.00%			20.00%
Line Of Credit Nominal Amount			5	15				15	15
Long-term Line of Credit				12.4	2.8	2.2	2.6		5.0
Premium On Reimbursement				2.6
Percentage of Royalty on Net Sales						0.834%	1.75%
Line of Credit Facility, Date of First Required Payment						Dec. 31, 2024	Dec. 31, 2024
Debt Financing Transaction Divide into Three Tranche Each									5.0
Operating Expenses, Total											3.0
Interest Expense, Total				$ 2.5					$ 2.2